12025511

NASDAQ
THE NASDAQ OMX GROUP

William Slattery
Vice President
Listing Qualifications

FEB 28 2012

By Electronic Mail Only

CERT NAS
File No. 001-35443

February 28, 2012

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on February 27, 2012 The Nasdaq Stock Market (the "Exchange") received from Argos Therapeutics, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.001 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery